UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05502
                                                     ---------

                              Comstock Funds, Inc.
                   ------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                   ------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                   ------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                        Date of fiscal year end: April 30
                                               -------------

                     Date of reporting period: July 31, 2005
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

COMSTOCK STRATEGY FUND
SCHEDULE OF INVESTMENTS - JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                       MARKET
          UNITS                                        VALUE*
         -------                                     ----------
    TERM NOTE -- 1.0%
                 REAL ESTATE -- 1.0%
         10,000  Merrill Lynch Medium Term
                   Note, Series C,
                   Due 06/04/09 +(a)                  $   90,500
                                                      ----------

      PRINCIPAL
       AMOUNT
      ---------
    U.S. GOVERNMENT OBLIGATIONS -- 95.7%
                 U.S. TREASURY BILL -- 33.9%
 $    3,167,000  U.S. Treasury Bill, 3.018%++,
                   08/11/05                            3,164,387
                                                      ----------
                 U.S. TREASURY NOTE -- 61.8%
      5,400,000  U.S. Treasury Note, 6.000%,
                   08/15/09                            5,774,204
                                                      ----------
    TOTAL U.S. GOVERNMENT OBLIGATIONS                  8,938,591
                                                      ----------



      NUMBER OF                   EXPIRATION DATE/
      CONTRACTS                   EXERCISE PRICE
      ---------                   ---------------

    PUT OPTIONS PURCHASED+ -- 3.3%
            250  Alcoa Inc.            Jan. 06/25         15,000
            300  Intel Corp.           Jan. 06/20          3,000
            200  International Paper
                   Co.                 Jan. 06/35         83,000
            180  KLA-Tencor Corp.      Jan. 06/40         11,700
            100  Maxim Integrated
                   Products Inc.       Jan. 06/35          7,000
            300  Mini Nasdaq 100
                   Stock Index         Sep. 05/140         4,500
            400  Mini Nasdaq 100
                   Stock Index         Dec. 05/140        38,000
             35  Research in Motion
                   Ltd.               Jan. 06/67.50       23,450
            125  S & P 500 Index      Sep. 05/1050         6,250
             75  S & P 500 Index      Dec. 05/1075        38,250
             70  S & P 500 Index      Mar. 06/1075        75,600
                                                      ----------
    TOTAL PUT OPTIONS PURCHASED                          305,750
                                                      ----------
    TOTAL INVESTMENTS -- 100.0%
        (Cost $9,668,751)                             $9,334,841
                                                      ==========

---------------
                   For Federal tax purposes:
                   Aggregate Cost                     $9,668,751
                                                      ==========
                   Gross unrealized appreciation      $  511,781
                   Gross unrealized depreciation       (845,691)
                                                      ----------
                   Net unrealized appreciation
                     (depreciation)                   $(333,910)
                                                      ==========

---------------
       (a)    Security return is linked to the performance of
              the PHLX Housing Sector Index.
         +    Non-income producing security.
        ++    Represents annualized yield at date of purchase.
         *    Portfolio securities are valued at the last
              quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

COMSTOCK CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS - JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     MARKET
     UNITS                                            VALUE*
  ----------                                        ---------
TERM NOTE -- 0.8%
               REAL ESTATE -- 0.8%
     50,000    Merrill Lynch Medium Term Note,
                 Series C, Due 06/04/09 + (a)     $   452,500
                                                  -----------

   PRINCIPAL
    AMOUNT
  ----------
U.S. GOVERNMENT OBLIGATIONS -- 97.0%
               U.S. TREASURY BILLS -- 97.0%
$58,091,000    U.S. Treasury Bills, 2.957% to
                 3.373%++, 08/11/05 to
                 10/20/05(b) (c)                   57,843,064
                                                  -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS                  57,843,064
                                                  -----------

                                      EXPIRATION
   NUMBER OF                            DATE/
   CONTRACTS                        EXERCISE PRICE
  ----------                       --------------
PUT OPTIONS PURCHASED+ -- 2.2%
        800    Alcoa Inc.            Jan. 06/25        48,000
      1,000    Intel Corp.           Jan. 06/20        10,000
        700    International Paper
                 Co.                 Jan. 06/35       290,500
        400    KLA-Tencor Corp.      Jan. 06/40        26,000
        350    Maxim Integrated
               Products Inc.         Jan. 06/35        24,500
        100    Research In Motion
                 Ltd.               Jan. 06/67.50      67,000
      1,500    Mini Nasdaq 100 Stock
                 Index               Sep. 05/140       22,500
      2,100    Mini Nasdaq 100 Stock
                 Index               Dec. 05/140      199,500
        600    S & P 500 Index       Sep. 05/1050      30,000
        430    S & P 500 Index       Dec. 05/1075     219,300
        350    S & P 500 Index       Mar. 06/1075     378,000
                                                  -----------
TOTAL PUT OPTIONS PURCHASED                         1,315,300
                                                  -----------
TOTAL INVESTMENTS -- 100.0% (Cost $63,406,982)    $59,610,864
                                                  ===========
 --------------
               For Federal tax purposes:
               Aggregate Cost                     $63,406,982
                                                  ===========
               Gross unrealized appreciation      $   176,673
               Gross unrealized depreciation       (3,972,791)
                                                  -----------
               Net unrealized appreciation
                 (depreciation)                   $(3,796,118)
                                                  ===========

SECURITIES SOLD SHORT -- (30.0)%

    SHARES
  ----------

COMMON STOCKS -- (29.2)%
               BUSINESS SERVICES -- (1.2)%
     11,000    CDW Corp.                          $   682,000
                                                  -----------
               COMPUTER HARDWARE -- (2.0)%
     16,000    Dell Inc.                              647,520
      9,000    Lexmark International Inc., Cl. A      564,300
                                                  -----------
                                                    1,211,820
                                                  -----------
               COMPUTER SOFTWARE AND SERVICES -- (5.9)%
     65,000    Akamai Technologies Inc.               992,550
     17,000    Alliance Data Systems Corp.            723,690
     16,600    Microsoft Corp.                        425,126
     10,000    Research in Motion Ltd.                706,600
     20,000    Yahoo! Inc.                            666,800
                                                  -----------
                                                    3,514,766
                                                  -----------

                                                     MARKET
    SHARES                                            VALUE*
  ----------                                        ---------

SECURITIES SOLD SHORT (CONTINUED)

               ELECTRONICS -- (5.7)%
     50,000    Applied Materials Inc.             $   923,000
     18,000    KLA-Tencor Corp.                       930,600
     22,000    Maxim Integrated Products Inc.         921,140
     35,000    Semtech Corp.                          642,600
                                                  -----------
                                                    3,417,340
                                                  -----------
               FINANCIAL SERVICES -- (8.8)%
               Accredited Home Lenders Holding
     20,000      Co.                                  950,200
      9,000    Capital One Financial Corp.            742,500
     20,000    Countrywide Financial Corp.            720,000
     12,000    MBIA Inc.                              728,880
     30,000    Mellon Financial Corp.                 913,800
     30,000    Nasdaq-100 Index                     1,187,100
                                                  -----------
                                                    5,242,480
                                                  -----------
               HEALTH CARE -- (2.3)%
     15,000    AstraZeneca plc, ADR                   681,600
     27,000    ICOS Corp.                             680,670
                                                  -----------
                                                    1,362,270
                                                  -----------
               METALS AND MINING -- (0.9)%
     20,000    Alcoa Inc.                             561,000
                                                  -----------
               PAPER AND FOREST PRODUCTS -- (2.4)%
     45,000    International Paper Co.              1,422,000
                                                  -----------
TOTAL SECURITIES SOLD SHORT
   (Total Proceeds $17,491,972)                   $17,413,676
                                                  ===========
 --------------
               For Federal tax purposes:
               Aggregate Cost                     $17,491,972
                                                  ===========
               Gross unrealized appreciation      $ 1,313,672
               Gross unrealized depreciation       (1,235,376)
                                                  -----------
               Net unrealized appreciation
               (depreciation)                     $    78,296
                                                  ===========

   NUMBER OF                         EXPIRATION    UNREALIZED
   CONTRACTS                            DATE      DEPRECIATION
  ----------                           -------    ------------

FUTURES CONTRACTS -- SHORT POSITION -- (0.8)%
  50           S & P 500 Index
                 Futures               09/16/05   $  (446,625)
                                                  ===========
--------------
(a)  Security return is linked to the performance of the PHLX Housing Sector
     Index.
(b) At July 31, 2005, $27,800,000 principal amount was pledged as collateral for securities sold short.
(c)  At July 31, 2005, $3,000,000 of the principal was pledged as collateral for futures contracts.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Comstock Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 27, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date     September 27, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.